Asset and Goodwill Impairment Testing - Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses (Detail)	12 Months Ended
	Dec. 31, 2021 USD_per_LB $ / bbl	Dec. 31, 2020 $ / bbl USD_per_LB
Canada, Dollars
Disclosure of information for cash-generating units [line items]
Long-term foreign exchange rates	1.28	1.30
WCS Heavy Oil
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections | $ / bbl	48	46
Steelmaking coal
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	150	150
Copper
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	3.30	3.00
Bottom of range
Disclosure of information for cash-generating units [line items]
Post-tax real discount rates	600.00%	600.00%
Top of range
Disclosure of information for cash-generating units [line items]
Post-tax real discount rates	800.00%	800.00%